Prepaid Expenses and Other Receivable (Details Narrative) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Oct. 31, 2016
Statements [Line Items]
Trade and other current receivables	$ 2,176,000	$ 574,000
PPL Settlement [Member]
Statements [Line Items]
Supplier amount			$ 120,000
Amount receivable	86,250
Trade and other current receivables	11,250	11,250
Payable installments	11,250
Non-current portion	33,750	45,000
Prepaid expenses and other receivables	$ 22,500	$ 33,750